FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

16. FAIR VALUE MEASUREMENTS

Assets and liabilities measured or disclosed at fair value

The Group measures its financial assets and liabilities, including warrant liability at fair value on a recurring basis as of December 31, 2020 and December 31, 2021. The Group measured its prepayment for vehicle purchase and other current assets, accounts payable, short-term debt, amounts due from and due to related parties at amortized cost. The carrying value of the short-term debt obligations approximate fair value, considering the borrowing rates are at the same level of the current market yield for the comparable debts. The carrying value of cash and cash equivalent, prepayment for vehicle purchase and other current assets, accounts payable, and amounts due from and due to related parties’ approximate fair value due to the relatively short maturity.

The following table presents the fair value hierarchy for assets and liabilities measured at fair value on a recurring basis:

	As of December 31, 2020				As of December 31, 2021
	Fair Value Measurement at the Reporting Date using				Fair Value Measurement at the Reporting Date using
	Quoted				Quoted
	price in				price in
	active				active
	markets				markets
	for	Significant	Significant		for	Significant	Significant
	identical	other	unobservable		identical	other	unobservable
	assets	observable	inputs		assets	observable	inputs
	Level 1	inputs	Level 3	Total	Level 1	inputs	Level 3	Total
Warrant liabilities	—	—	—	—	—	—	(340)	(340)

There have been no transfers between Level 1, Level 2, or Level 3 categories during the years ended December 31, 2020 and December 31, 2021.

Assets measured at fair value on a nonrecurring basis

The Group measures its property, equipment, and intangible assets at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable. The Group measures the purchase price allocation at fair value on a nonrecurring basis as of the acquisition dates.

Assets measured at fair value on a nonrecurring basis-Continued

Goodwill is evaluated for impairment annually or more frequently if events or conditions indicate the carrying value of a reporting unit may be greater than its fair value. Impairment testing compares the carrying amount of the reporting unit with its fair value. In 2021, the Group performed impairment tests for goodwill caused by the reverse acquisition using the discounted cash flow method. The fair value of goodwill is a Level 3 valuation based on certain unobservable inputs including projected cash flows, terminal growth rate of 2.5%, forecasted inflation rate of 2.5%, discount rate of 12% that would be utilized by market participants in valuing these assets or prices of similar assets.